Exhibit 99.13

Client Name:	NewPenn
Client Project Name:	NewPenn SCOT 2016 - 1
Start - End Dates:	10/24/2016 - 10/28/2016
Deal Loan Count:	1
Report Run Date:	11/2/2016 12:19 PM

Conditions Report 2.0

Loans in Report:	1
Loans with Conditions:	1

2 - Total Active Conditions
2 - Non-Material Conditions
2 - Compliance Review Scope
1 - Category: RESPA
1 - Category: TILA/RESPA Integrated Disclosure
3 - Total Satisfied Conditions

1 - Property Valuations Review Scope
1 - Category: Appraisal
2 - Compliance Review Scope
2 - Category: TILA/RESPA Integrated Disclosure
0 - Total Waived Conditions

0 - Total Cancelled Conditions

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Client Name:	NewPenn
Client Project Name:	NewPenn SCOT 2016 - 1
Start - End Dates:	10/24/2016 - 10/28/2016
Deal Loan Count:	1
Report Run Date:	11/2/2016 12:19 PM

Conditions Report 2.0

Loans in Report:	1
Loans with Conditions:	1

Loan Number	Original Principal Balance	State	Lender ATR/QM Status	Loan Level ATR/QM Status	Initial Securitization Overall Loan Grade	Final Securitization Overall Loan Grade	Initial Securitization Credit Loan Grade	Final Securitization Credit Loan Grade	Initial Securitization Property Valuations Loan Grade	Final Securitization Property Valuations Loan Grade	Initial Securitization Compliance Loan Grade	Final Securitization Compliance Loan Grade	Initial S&P Overall Loan Grade	Final S&P Overall Loan Grade	Initial S&P Credit Loan Grade	Final S&P Credit Loan Grade	Initial S&P Property Valuations Loan Grade	Final S&P Property Valuations Loan Grade	Initial S&P Compliance Loan Grade	Final S&P Compliance Loan Grade	Condition Category	Condition Sub Category	Condition Status	Initial Securitization Condition Grade	Final Securitization Condition Grade	Initial S&P Condition Grade	Final S&P Condition Grade	Condition Code	Condition Description	Condition Material Indicator	Initial Comments	Client/Seller Response Comments	Conclusion Comments	Condition Waiver Granted Origination	Condition Made By	Compensating Factors	Loan Status
xxx	xxx	OH	QM: Safe Harbor	QM: Safe Harbor	B	B	A	A	A	A	B	B	B	B	CA	CA	VA	VA	RB	RB	Compliance	RESPA	Active	B	B	RB	RB	CMPRESPA863	RESPA: Required Affiliate Business Disclosure missing	No	Missing Affiliate Business Disclosure .	(No Data)	(No Data)	Not Applicable	(No Data)	CFCFS2854: Significant time in profession
- Clayton Comments:  Borrower has been in the same profession for 7 years.

CFCFS1744: DTI below guideline requirement
																																				- Clayton Comments: DTI is 19.41%; guideline maximum is 43%.	Complete
xxx	xxx	OH	QM: Safe Harbor	QM: Safe Harbor	B	B	A	A	A	A	B	B	B	B	CA	CA	VA	VA	RB	RB	Compliance	TILA/RESPA Integrated Disclosure	Active	B	B	RB	RB	CMPTRID3730	TRID - Error #2 discovered on Closing Disclosure	No	CD: 11/20/2015-1, Loan Costs, The payees for Section C. Services Borrower Did Shop for is not provided; CD: 11/20/2015-1, Other Costs, Field. The number of months for prepaid Homeowners Insurance is not provided.	03/21/16 Provided revised CD 03/17/16 correcting Loan Cost and Other Costs 03/23/16 Provided evidence Post Close CD 03/17/16 delivered to borrower	03/21/16 Provided revised CD 03/17/16 correcting Loan Cost and Other Costs; No evidence delivered to borrower, exception remains03/23/16 Provided evidence Post Close CD 03/17/16 delivered to borrower; Post Close CD not delivered to borrower within 60 of consummation; Exception remains Level 2 non-material	Not Applicable	(No Data)	CFCFS2854: Significant time in profession
- Clayton Comments:  Borrower has been in the same profession for 7 years.

CFCFS1744: DTI below guideline requirement
																																				- Clayton Comments: DTI is 19.41%; guideline maximum is 43%.	Complete
xxx	xxx	OH	QM: Safe Harbor	QM: Safe Harbor	B	B	A	A	A	A	B	B	B	B	CA	CA	VA	VA	RB	RB	Compliance	TILA/RESPA Integrated Disclosure	Satisfied	B	B	RB	RB	CMPTRID3736	TRID - Error #4 discovered on Closing Disclosure	No	Earliest closing date is 11/20/2015; Initial CD issue date is 11/20/2015 with no evidence of e-delivery/sign consent, default mail delivery with 6 day waiting period from initial CD issue date of 11/27/2015. Transaction date is 11/20/2015.	03/21/16 Provided evidence of e-sign/delivery consent	03/21/16 Provided evidence of e-sign/delivery consent; Exception satisfied	Not Applicable	(No Data)	CFCFS2854: Significant time in profession
- Clayton Comments:  Borrower has been in the same profession for 7 years.

CFCFS1744: DTI below guideline requirement
																																				- Clayton Comments: DTI is 19.41%; guideline maximum is 43%.	Complete
xxx	xxx	OH	QM: Safe Harbor	QM: Safe Harbor	B	B	A	A	A	A	B	B	B	B	CA	CA	VA	VA	RB	RB	Compliance	TILA/RESPA Integrated Disclosure	Satisfied	B	B	RB	RB	CMPTRID3752	TRID - Error #2 discovered on Loan Estimate	No	LE issued on 10/28/2015 and was e-signed on 10/28/2015 with no evidence of e-delivery/sign consent.	03/21/16 Provided evidence of e-sign/delivery consent	03/21/16 Received evidence of e-sign/delivery consent; Exception satisfied	Not Applicable	(No Data)	CFCFS2854: Significant time in profession
- Clayton Comments:  Borrower has been in the same profession for 7 years.

CFCFS1744: DTI below guideline requirement
																																				- Clayton Comments: DTI is 19.41%; guideline maximum is 43%.	Complete
xxx	xxx	OH	QM: Safe Harbor	QM: Safe Harbor	B	B	A	A	A	A	B	B	B	B	CA	CA	VA	VA	RB	RB	Property Valuations	Appraisal	Satisfied	N/A	A	N/A	VA	PRVAAPPR3116	Missing updated valuation	No	Missing third party CDA supporting appraised value $xxx.	10/28/16: updated valuation received, value supported	10/28/16: exception satisfied	Not Applicable	(No Data)	CFCFS2854: Significant time in profession
- Clayton Comments:  Borrower has been in the same profession for 7 years.

CFCFS1744: DTI below guideline requirement
																																				- Clayton Comments: DTI is 19.41%; guideline maximum is 43%.	Complete

Client Name:	NewPenn
Client Project Name:	NewPenn SCOT 2016 - 1
Start - End Dates:	10/24/2016 - 10/28/2016
Deal Loan Count:	1
Report Run Date:	11/2/2016 12:19 PM

Conditions Report 2.0

Loans in Report:	1
Loans with Conditions:	1

Loan Number	TRID Indicator	Lender Application Date	Broker Application Date	Initial Securitization Overall Loan Grade	Final Securitization Overall Loan Grade	Initial Securitization Loan Credit Grade	Final Securitization Loan Credit Grade	Initial Securitization Loan Property Valuations Grade	Final Securitization Loan Property Valuations Grade	Initial Securitization Loan Compliance Grade	Final Securitization Loan Compliance Grade	Initial S&P Overall Loan Grade	Final S&P Overall Loan Grade	Initial S&P Loan Credit Grade	Final S&P Loan Credit Grade	Initial S&P Loan Property Valuations Grade	Final S&P Loan Property Valuations Grade	Initial S&P Loan Compliance Grade	Final S&P Loan Compliance Grade
xxx	Yes	xxx	Not Applicable	B	B	A	A	A	A	B	B	B	B	CA	CA	VA	VA	RB	RB